LOANS AND NOTES PAYABLE - Loans Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Galaxy Digital Holdings, LP
Debt Instrument [Line Items]
Loans payable	$ 510,718	$ 93,069